Liability under insurance contracts and reinsurance contracts - Summary of changes in the remaining coverage elements and occurrence elements of net insurance contract liabilities (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets	₩ (5,639)
Beginning balance - Insurance contract liabilities	51,124,991
Beginning balance - Net insurance contract liabilities	51,119,352
Insurance service expenses - Changes in liabilities for incurred claims	2,321,814	₩ 2,131,560	₩ 1,748,779
Insurance finance income and expenses - Current profit or loss	(1,191,195)	(99,439)	(516,097)
Insurance finance income and expenses	(1,191,195)	(99,439)	(516,097)
Ending balance - Insurance contract assets	(760)	(5,639)
Ending balance - Insurance contract liabilities	50,471,303	51,124,991
Ending balance - Net insurance contract liabilities	50,470,543	51,119,352
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets	(1,051)	(444)
Beginning balance - Insurance contract liabilities	50,963,042	48,229,566
Beginning balance - Net insurance contract liabilities	50,961,991	48,229,122
Insurance income - Retroactive modification method	(1,252,936)	(1,354,769)
Insurance income - fair value law method	(955,369)	(968,200)
Insurance income - Etc.	(1,054,075)	(729,030)
Insurance income	(3,262,380)	(3,051,999)
Insurance service expenses - Incurred claims and other incurred insurance service expenses	1,829,232	1,646,968
Insurance service expenses - Amortization of insurance acquisition Cash flows	422,286	360,411
Insurance service expenses - Other	(27,485)	(48,330)
Insurance service expenses	2,201,439	2,055,165
Investment components and insurance premium refund	0	0
Insurance finance income and expenses - Current profit or loss	2,852,532	1,779,260
Insurance finance income and expenses - Other comprehensive income	(1,748,594)	3,171,458
Insurance finance income and expenses	1,103,938	4,950,718
Cash flow for the period - Insurance premium received	7,797,683	6,897,049
Cash flow for the period - Insurance acquisition cash flow paid	(2,062,604)	(1,586,104)
Cash flow for the period - Insurance claims and other insurance service expenses paid	(1,746,506)	(1,590,554)
Cash flow for the period - Receipt (payment) of investment components and refund of insurance premiums	(4,693,623)	(4,941,397)
Cash flow for the period	(705,050)	(1,221,006)
Other increases (decreases)	(133)	(9)
Ending balance - Insurance contract assets	(760)	(1,051)	(444)
Ending balance - Insurance contract liabilities	50,300,565	50,963,042	48,229,566
Ending balance - Net insurance contract liabilities	50,299,805	50,961,991	48,229,122
Losses on onerous contracts and reversals [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Losses on onerous contracts and reversals	4,135	67,934
Cash Flow Hedges | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in liabilities for incurred claims	(26,729)	28,182
Remaining coverage elements - Excluding loss factors [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets	(1,266)	(493)
Beginning balance - Insurance contract liabilities	48,154,718	45,517,567
Beginning balance - Net insurance contract liabilities	48,153,452	45,517,074
Insurance income - Retroactive modification method	(1,252,936)	(1,354,769)
Insurance income - fair value law method	(955,369)	(968,200)
Insurance income - Etc.	(1,054,075)	(730,549)
Insurance income	(3,262,380)	(3,053,518)
Insurance service expenses - Incurred claims and other incurred insurance service expenses	0	0
Insurance service expenses - Amortization of insurance acquisition Cash flows	422,286	360,411
Insurance service expenses - Other	(9,198)	(28,208)
Insurance service expenses	413,088	332,203
Investment components and insurance premium refund	(4,557,494)	(4,769,963)
Insurance finance income and expenses - Current profit or loss	2,769,151	1,697,955
Insurance finance income and expenses - Other comprehensive income	(1,723,260)	3,125,467
Insurance finance income and expenses	1,045,891	4,823,422
Cash flow for the period - Insurance premium received	7,797,683	6,897,049
Cash flow for the period - Insurance acquisition cash flow paid	(2,062,604)	(1,586,104)
Cash flow for the period - Insurance claims and other insurance service expenses paid	(6,178)	(6,708)
Cash flow for the period - Receipt (payment) of investment components and refund of insurance premiums	0	0
Cash flow for the period	5,728,901	5,304,237
Other increases (decreases)	30	(3)
Ending balance - Insurance contract assets	(1,672)	(1,266)	(493)
Ending balance - Insurance contract liabilities	47,523,160	48,154,718	45,517,567
Ending balance - Net insurance contract liabilities	47,521,488	48,153,452	45,517,074
Remaining coverage elements - Excluding loss factors [member] | Losses on onerous contracts and reversals [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Losses on onerous contracts and reversals	0	0
Remaining coverage elements - Excluding loss factors [member] | Cash Flow Hedges | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in liabilities for incurred claims	0	0
Remaining coverage elements - Loss factor [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets	0	0
Beginning balance - Insurance contract liabilities	993,409	884,042
Beginning balance - Net insurance contract liabilities	993,409	884,042
Insurance income - Retroactive modification method	0	0
Insurance income - fair value law method	0	0
Insurance income - Etc.	0	1,501
Insurance income	0	1,501
Insurance service expenses - Incurred claims and other incurred insurance service expenses	0	0
Insurance service expenses - Amortization of insurance acquisition Cash flows	0	0
Insurance service expenses - Other	(18,287)	(20,122)
Insurance service expenses	(14,152)	47,812
Investment components and insurance premium refund	0	0
Insurance finance income and expenses - Current profit or loss	21,373	17,375
Insurance finance income and expenses - Other comprehensive income	(25,851)	42,685
Insurance finance income and expenses	(4,478)	60,060
Cash flow for the period - Insurance premium received	0	0
Cash flow for the period - Insurance acquisition cash flow paid	0	0
Cash flow for the period - Insurance claims and other insurance service expenses paid	0	0
Cash flow for the period - Receipt (payment) of investment components and refund of insurance premiums	0	0
Cash flow for the period	0	0
Other increases (decreases)	(160)	(6)
Ending balance - Insurance contract assets	0	0	0
Ending balance - Insurance contract liabilities	974,619	993,409	884,042
Ending balance - Net insurance contract liabilities	974,619	993,409	884,042
Remaining coverage elements - Loss factor [member] | Losses on onerous contracts and reversals [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Losses on onerous contracts and reversals	4,135	67,934
Remaining coverage elements - Loss factor [member] | Cash Flow Hedges | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in liabilities for incurred claims	0	0
Accident factors that occur [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets	215	49
Beginning balance - Insurance contract liabilities	1,814,915	1,827,957
Beginning balance - Net insurance contract liabilities	1,815,130	1,828,006
Insurance income - Retroactive modification method	0	0
Insurance income - fair value law method	0	0
Insurance income - Etc.	0	18
Insurance income	0	18
Insurance service expenses - Incurred claims and other incurred insurance service expenses	1,829,232	1,646,968
Insurance service expenses - Amortization of insurance acquisition Cash flows	0	0
Insurance service expenses - Other	0	0
Insurance service expenses	1,802,503	1,675,150
Investment components and insurance premium refund	4,557,494	4,769,963
Insurance finance income and expenses - Current profit or loss	62,008	63,930
Insurance finance income and expenses - Other comprehensive income	517	3,306
Insurance finance income and expenses	62,525	67,236
Cash flow for the period - Insurance premium received	0	0
Cash flow for the period - Insurance acquisition cash flow paid	0	0
Cash flow for the period - Insurance claims and other insurance service expenses paid	(1,740,328)	(1,583,846)
Cash flow for the period - Receipt (payment) of investment components and refund of insurance premiums	(4,693,623)	(4,941,397)
Cash flow for the period	(6,433,951)	(6,525,243)
Other increases (decreases)	(3)	0
Ending balance - Insurance contract assets	912	215	49
Ending balance - Insurance contract liabilities	1,802,786	1,814,915	1,827,957
Ending balance - Net insurance contract liabilities	1,803,698	1,815,130	₩ 1,828,006
Accident factors that occur [member] | Losses on onerous contracts and reversals [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Losses on onerous contracts and reversals	0	0
Accident factors that occur [member] | Cash Flow Hedges | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in liabilities for incurred claims	₩ (26,729)	₩ 28,182